Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Right-of-Use Assets
a.	Right-of-use assets

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$7,036,887	$5,840,779	$208,005
Buildings and improvements	2,121,797	2,548,838	90,771
Machinery and equipment	588,443	181,065	6,448
Other equipment	45,094	49,930	1,778

	$9,792,221	$8,620,612	$307,002

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$824,268	$702,996	$25,035

Depreciation charge for right-of-use assets
Land	$215,301	$214,682	$7,645
Buildings and improvements	307,708	370,458	13,193

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Machinery and equipment	$507,443	$335,039	$11,932
Other equipment	25,006	26,701	951

	$1,055,458	$946,880	$33,721

Summary of Lease Liabilities
b.	Lease liabilities

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$632,802	$774,444	$27,580
Non-current	$5,176,123	$5,101,386	$181,673

Summary of Land and Buildings Improvements
The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2019	2020

Land (%)	0.54-4.90	0.54-8.00
Buildings and improvements (%)	0.30-8.62	0.54-8.84

Summary of Other Related Lease Information

e.	Other lease information

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$421,924	$682,142	$24,293
Expenses relating to low-value assets leases	$4,473	$5,433	$193
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$53,403	$43,112	$1,535
Total cash outflow for leases	$(1,511,277)	$(1,854,456)	$(66,042)